PREPAYMENT AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Current prepayments [abstract]
PREPAYMENT AND OTHER CURRENT ASSETS
6	PREPAYMENT AND OTHER CURRENT ASSETS

	As of December 31, 2025	As of December 31, 2024
	US$	US$
Current
Deposits and prepayment	1,392,753	2,204,812
Other receivables	609,041	704,100
Prepayment for fundraising*	-	1,000,000
Current, gross	2,001,794	3,908,912
Allowance for expected credit losses	(750,000)	-
	1,251,794	3,908,912

Non-current
Deposit others	414,983	260,543
Prepayment, non-current	7,866	114,317
Non-current, net	422,849	374,860
Total prepayment and other assets	1,674,643	4,283,772

*	The balance of prepayment for fundraising represents a prepaid deposit of $1 million to a consulting firm for financing. The service has been provided in connection with the follow-on offering, which closed on September 11, 2025

i)	Financial risk management

The exposure of prepayments and other current assets to credit risk is disclosed in Note 24.